Average Annual Total Returns - American Funds Balanced Allocation Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
10 Years	7.59%
Class B
Average Annual Return:
1 Year	15.84%
5 Years	11.05%
10 Years	9.06%
Class C
Average Annual Return:
1 Year	15.57%
5 Years	10.74%
10 Years	8.73%